Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 30, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

5. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30,	December 31,
	2018	2017
Prepayments	$3,634	$2,586
Value-added tax receivable	2,408	905
Interest receivable	137	98
Other	40	96
Total prepaid expenses and other current assets	$6,219	$3,685